Shareholder Report, Average Annual Return (Details)	9 Months Ended	12 Months Ended		14 Months Ended		17 Months Ended	19 Months Ended	20 Months Ended	30 Months Ended	35 Months Ended	38 Months Ended	39 Months Ended	43 Months Ended		44 Months Ended	48 Months Ended	52 Months Ended	56 Months Ended	60 Months Ended	67 Months Ended	79 Months Ended	83 Months Ended	91 Months Ended	94 Months Ended	104 Months Ended	112 Months Ended	116 Months Ended	117 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000230310
Average Annual Return [Line Items]
Average Annual Return, Percent		34.03%													3.39%
Without Sales Load [Member] | C000195295
Average Annual Return [Line Items]
Average Annual Return, Percent		1.93%																	(16.14%)				(12.60%)
Without Sales Load [Member] | C000124906
Average Annual Return [Line Items]
Average Annual Return, Percent		21.21%																	9.57%										5.68%
Without Sales Load [Member] | C000182948
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.30%)																	17.41%					7.13%
Without Sales Load [Member] | C000115056
Average Annual Return [Line Items]
Average Annual Return, Percent		4.95%																	11.88%										5.96%
Without Sales Load [Member] | C000096244
Average Annual Return [Line Items]
Average Annual Return, Percent		3.25%																	3.44%										2.29%
Without Sales Load [Member] | C000123089
Average Annual Return [Line Items]
Average Annual Return, Percent		7.12%																	7.91%										4.58%
Without Sales Load [Member] | C000107655
Average Annual Return [Line Items]
Average Annual Return, Percent		3.86%																	9.82%										3.29%
Without Sales Load [Member] | C000132381
Average Annual Return [Line Items]
Average Annual Return, Percent		6.21%																	6.40%										4.03%
Without Sales Load [Member] | C000171471
Average Annual Return [Line Items]
Average Annual Return, Percent		(14.59%)																	20.06%						(1.11%)
Without Sales Load [Member] | C000059344
Average Annual Return [Line Items]
Average Annual Return, Percent		13.80%																	15.28%										11.72%
Without Sales Load [Member] | C000195298
Average Annual Return [Line Items]
Average Annual Return, Percent		20.60%																	(5.93%)				3.18%
Without Sales Load [Member] | C000115055
Average Annual Return [Line Items]
Average Annual Return, Percent		7.99%																	3.62%										2.44%
Without Sales Load [Member] | C000234747
Average Annual Return [Line Items]
Average Annual Return, Percent		18.47%										7.46%
Without Sales Load [Member] | C000144590
Average Annual Return [Line Items]
Average Annual Return, Percent		13.57%																	5.60%										3.06%
Without Sales Load [Member] | C000144591
Average Annual Return [Line Items]
Average Annual Return, Percent		5.23%																	2.50%							3.77%
Without Sales Load [Member] | C000144592
Average Annual Return [Line Items]
Average Annual Return, Percent		12.49%																	8.34%									5.10%
Without Sales Load [Member] | C000222595
Average Annual Return [Line Items]
Average Annual Return, Percent		17.59%																4.90%
Without Sales Load [Member] | C000230308
Average Annual Return [Line Items]
Average Annual Return, Percent		(20.92%)											(0.35%)
Without Sales Load [Member] | C000227376
Average Annual Return [Line Items]
Average Annual Return, Percent		1.21%														2.39%
Without Sales Load [Member] | C000247835
Average Annual Return [Line Items]
Average Annual Return, Percent		9.91%		10.96%
Without Sales Load [Member] | C000230307
Average Annual Return [Line Items]
Average Annual Return, Percent		37.43%											(0.92%)
Without Sales Load [Member] | C000204726
Average Annual Return [Line Items]
Average Annual Return, Percent		19.40%																	0.72%			3.01%
Without Sales Load [Member] | C000202974
Average Annual Return [Line Items]
Average Annual Return, Percent		11.40%																	5.05%		6.58%
Without Sales Load [Member] | C000150378
Average Annual Return [Line Items]
Average Annual Return, Percent		4.24%																	8.05%										7.39%
Without Sales Load [Member] | C000253563
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.26%)
Without Sales Load [Member] | C000214312
Average Annual Return [Line Items]
Average Annual Return, Percent		4.03%																	8.10%	5.52%
Without Sales Load [Member] | C000131287
Average Annual Return [Line Items]
Average Annual Return, Percent		4.51%																	10.74%										9.42%
Without Sales Load [Member] | C000160294
Average Annual Return [Line Items]
Average Annual Return, Percent		14.31%																	15.58%								14.32%
Without Sales Load [Member] | C000160295
Average Annual Return [Line Items]
Average Annual Return, Percent		11.65%																	15.52%								14.24%
Without Sales Load [Member] | C000160296
Average Annual Return [Line Items]
Average Annual Return, Percent		15.99%																	17.06%								14.70%
Without Sales Load [Member] | C000160299
Average Annual Return [Line Items]
Average Annual Return, Percent		12.92%																	13.35%								11.07%
Without Sales Load [Member] | C000244194
Average Annual Return [Line Items]
Average Annual Return, Percent		8.87%				13.24%
Without Sales Load [Member] | C000238747
Average Annual Return [Line Items]
Average Annual Return, Percent		(11.38%)							(12.97%)
Without Sales Load [Member] | C000230306
Average Annual Return [Line Items]
Average Annual Return, Percent		(22.91%)													(17.93%)
Without Sales Load [Member] | C000230304
Average Annual Return [Line Items]
Average Annual Return, Percent		5.33%													(0.10%)
Without Sales Load [Member] | C000150377
Average Annual Return [Line Items]
Average Annual Return, Percent		9.81%																	11.82%										9.60%
Without Sales Load [Member] | C000214314
Average Annual Return [Line Items]
Average Annual Return, Percent		7.71%																	15.58%	14.08%
Without Sales Load [Member] | C000230303
Average Annual Return [Line Items]
Average Annual Return, Percent		(13.12%)											(7.59%)
Without Sales Load [Member] | C000234857
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.24%)									2.21%
Without Sales Load [Member] | C000051850
Average Annual Return [Line Items]
Average Annual Return, Percent		1.60%																	6.18%										1.02%
Without Sales Load [Member] | C000051851
Average Annual Return [Line Items]
Average Annual Return, Percent		6.68%																	12.21%										1.22%
Without Sales Load [Member] | C000018468
Average Annual Return [Line Items]
Average Annual Return, Percent		(4.66%)																	(9.58%)										(10.31%)
Without Sales Load [Member] | C000038835
Average Annual Return [Line Items]
Average Annual Return, Percent		(16.06%)																	(14.68%)										(12.17%)
Without Sales Load [Member] | C000051849
Average Annual Return [Line Items]
Average Annual Return, Percent		(29.10%)																	(7.68%)										(5.92%)
Without Sales Load [Member] | C000051853
Average Annual Return [Line Items]
Average Annual Return, Percent		(2.42%)																	(3.20%)										(3.86%)
Without Sales Load [Member] | C000018467
Average Annual Return [Line Items]
Average Annual Return, Percent		0.99%																	(11.67%)										(9.74%)
Without Sales Load [Member] | C000051872
Average Annual Return [Line Items]
Average Annual Return, Percent		(7.45%)																	(9.50%)										(6.30%)
Without Sales Load [Member] | C000051870
Average Annual Return [Line Items]
Average Annual Return, Percent		(7.05%)																	(6.07%)										(5.62%)
Without Sales Load [Member] | C000018469
Average Annual Return [Line Items]
Average Annual Return, Percent		(11.94%)																	(16.55%)										(17.08%)
Without Sales Load [Member] | C000038841
Average Annual Return [Line Items]
Average Annual Return, Percent		(7.37%)																	(6.49%)										(7.19%)
Without Sales Load [Member] | C000038822
Average Annual Return [Line Items]
Average Annual Return, Percent		1.21%																	(10.10%)										(8.97%)
Without Sales Load [Member] | C000018466
Average Annual Return [Line Items]
Average Annual Return, Percent		(7.47%)																	(12.48%)										(11.65%)
Without Sales Load [Member] | C000038823
Average Annual Return [Line Items]
Average Annual Return, Percent		3.79%																	(11.80%)										(9.97%)
Without Sales Load [Member] | C000082080
Average Annual Return [Line Items]
Average Annual Return, Percent		6.11%																	(9.31%)										(1.47%)
Without Sales Load [Member] | C000082081
Average Annual Return [Line Items]
Average Annual Return, Percent		(8.16%)																	(23.25%)										(6.84%)
Without Sales Load [Member] | C000038820
Average Annual Return [Line Items]
Average Annual Return, Percent		36.28%																	22.02%										7.97%
Without Sales Load [Member] | C000038810
Average Annual Return [Line Items]
Average Annual Return, Percent		31.83%																	10.99%										12.88%
Without Sales Load [Member] | C000038809
Average Annual Return [Line Items]
Average Annual Return, Percent		11.04%																	13.47%										9.75%
Without Sales Load [Member] | C000018464
Average Annual Return [Line Items]
Average Annual Return, Percent		12.17%																	18.77%										15.57%
Without Sales Load [Member] | C000038814
Average Annual Return [Line Items]
Average Annual Return, Percent		(27.93%)																	28.03%										(5.30%)
Without Sales Load [Member] | C000038811
Average Annual Return [Line Items]
Average Annual Return, Percent		38.75%																	27.12%										15.21%
Without Sales Load [Member] | C000063937
Average Annual Return [Line Items]
Average Annual Return, Percent		48.39%																	(13.88%)										(12.16%)
Without Sales Load [Member] | C000088640
Average Annual Return [Line Items]
Average Annual Return, Percent		16.90%																	17.94%										5.24%
Without Sales Load [Member] | C000038812
Average Annual Return [Line Items]
Average Annual Return, Percent		(19.15%)																	5.54%										8.22%
Without Sales Load [Member] | C000098413
Average Annual Return [Line Items]
Average Annual Return, Percent		12.60%																	5.38%										4.94%
Without Sales Load [Member] | C000038813
Average Annual Return [Line Items]
Average Annual Return, Percent		23.93%																	22.52%										15.55%
Without Sales Load [Member] | C000038872
Average Annual Return [Line Items]
Average Annual Return, Percent		(16.48%)																	16.45%										6.65%
Without Sales Load [Member] | C000018463
Average Annual Return [Line Items]
Average Annual Return, Percent		(7.39%)																	16.50%										8.81%
Without Sales Load [Member] | C000088638
Average Annual Return [Line Items]
Average Annual Return, Percent		(13.34%)																	0.15%										(10.70%)
Without Sales Load [Member] | C000063940
Average Annual Return [Line Items]
Average Annual Return, Percent		15.47%																	14.45%										4.20%
Without Sales Load [Member] | C000063941
Average Annual Return [Line Items]
Average Annual Return, Percent		12.19%																	3.42%										(1.67%)
Without Sales Load [Member] | C000063942
Average Annual Return [Line Items]
Average Annual Return, Percent		7.78%																	7.13%										3.12%
Without Sales Load [Member] | C000051848
Average Annual Return [Line Items]
Average Annual Return, Percent		(21.93%)																	(9.14%)										(6.80%)
Without Sales Load [Member] | C000224815
Average Annual Return [Line Items]
Average Annual Return, Percent		40.55%															(5.96%)
Without Sales Load [Member] | C000224813
Average Annual Return [Line Items]
Average Annual Return, Percent		58.85%															9.32%
Without Sales Load [Member] | C000018465
Average Annual Return [Line Items]
Average Annual Return, Percent		18.10%																	26.25%										27.14%
Without Sales Load [Member] | C000038816
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%																	5.65%										3.55%
Without Sales Load [Member] | C000038807
Average Annual Return [Line Items]
Average Annual Return, Percent		(9.69%)																	8.64%										3.96%
Without Sales Load [Member] | C000018459
Average Annual Return [Line Items]
Average Annual Return, Percent		16.03%																	24.53%										18.73%
Without Sales Load [Member] | C000038817
Average Annual Return [Line Items]
Average Annual Return, Percent		(6.14%)																	51.55%										38.83%
Without Sales Load [Member] | C000038818
Average Annual Return [Line Items]
Average Annual Return, Percent		(14.88%)																	12.89%										5.96%
Without Sales Load [Member] | C000038819
Average Annual Return [Line Items]
Average Annual Return, Percent		5.23%																	25.31%										28.62%
Without Sales Load [Member] | C000038821
Average Annual Return [Line Items]
Average Annual Return, Percent		22.42%																	11.56%										11.79%
Without Sales Load [Member] | C000074108
Average Annual Return [Line Items]
Average Annual Return, Percent		11.19%																	23.19%										17.27%
Without Sales Load [Member] | C000074110
Average Annual Return [Line Items]
Average Annual Return, Percent		(18.70%)																	16.48%										4.95%
Without Sales Load [Member] | C000074098
Average Annual Return [Line Items]
Average Annual Return, Percent		13.82%																	28.67%										31.33%
Without Sales Load [Member] | C000074111
Average Annual Return [Line Items]
Average Annual Return, Percent		(23.51%)																	2.59%										(3.66%)
Without Sales Load [Member] | C000074109
Average Annual Return [Line Items]
Average Annual Return, Percent		15.51%																	30.74%										21.62%
Without Sales Load [Member] | C000074107
Average Annual Return [Line Items]
Average Annual Return, Percent		5.82%																	25.94%										(5.16%)
Without Sales Load [Member] | C000074100
Average Annual Return [Line Items]
Average Annual Return, Percent		(26.83%)																	(34.00%)										(35.90%)
Without Sales Load [Member] | C000074102
Average Annual Return [Line Items]
Average Annual Return, Percent		(16.47%)																	(41.74%)										(37.03%)
Without Sales Load [Member] | C000074099
Average Annual Return [Line Items]
Average Annual Return, Percent		(48.87%)																	(52.78%)										(52.22%)
Without Sales Load [Member] | C000074103
Average Annual Return [Line Items]
Average Annual Return, Percent		(20.30%)																	(41.17%)										(37.51%)
Without Sales Load [Member] | C000074101
Average Annual Return [Line Items]
Average Annual Return, Percent		(35.12%)																	(41.31%)										(39.09%)
Without Sales Load [Member] | C000051862
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.82%)																	10.52%										0.91%
Without Sales Load [Member] | C000051863
Average Annual Return [Line Items]
Average Annual Return, Percent		7.75%																	20.86%										(0.70%)
Without Sales Load [Member] | C000038858
Average Annual Return [Line Items]
Average Annual Return, Percent		(38.21%)																	(25.01%)										(24.80%)
Without Sales Load [Member] | C000038857
Average Annual Return [Line Items]
Average Annual Return, Percent		(10.87%)																	(19.86%)										(18.40%)
Without Sales Load [Member] | C000018461
Average Annual Return [Line Items]
Average Annual Return, Percent		(15.11%)																	(21.85%)										(22.96%)
Without Sales Load [Member] | C000038863
Average Annual Return [Line Items]
Average Annual Return, Percent		16.06%																	(44.74%)										(26.57%)
Without Sales Load [Member] | C000038859
Average Annual Return [Line Items]
Average Annual Return, Percent		(34.82%)																	(31.03%)										(26.83%)
Without Sales Load [Member] | C000051861
Average Annual Return [Line Items]
Average Annual Return, Percent		(56.97%)																	(24.77%)										(19.22%)
Without Sales Load [Member] | C000063930
Average Annual Return [Line Items]
Average Annual Return, Percent		(21.12%)																	(26.62%)										(19.18%)
Without Sales Load [Member] | C000038860
Average Annual Return [Line Items]
Average Annual Return, Percent		19.55%																	(11.79%)										(17.52%)
Without Sales Load [Member] | C000038861
Average Annual Return [Line Items]
Average Annual Return, Percent		(26.86%)																	(27.91%)										(26.12%)
Without Sales Load [Member] | C000038855
Average Annual Return [Line Items]
Average Annual Return, Percent		8.92%																	(26.95%)										(22.60%)
Without Sales Load [Member] | C000018460
Average Annual Return [Line Items]
Average Annual Return, Percent		(5.75%)																	(26.33%)										(22.67%)
Without Sales Load [Member] | C000063928
Average Annual Return [Line Items]
Average Annual Return, Percent		(5.84%)																	(31.09%)										(34.30%)
Without Sales Load [Member] | C000051860
Average Annual Return [Line Items]
Average Annual Return, Percent		(19.64%)																	(21.98%)										(15.88%)
Without Sales Load [Member] | C000051857
Average Annual Return [Line Items]
Average Annual Return, Percent		(19.36%)																	(16.23%)										(15.53%)
Without Sales Load [Member] | C000051858
Average Annual Return [Line Items]
Average Annual Return, Percent		(19.20%)																	(17.60%)										(15.22%)
Without Sales Load [Member] | C000051854
Average Annual Return [Line Items]
Average Annual Return, Percent		11.04%																	(9.70%)										(16.01%)
Without Sales Load [Member] | C000018462
Average Annual Return [Line Items]
Average Annual Return, Percent		(30.27%)																	(35.48%)										(35.43%)
Without Sales Load [Member] | C000038865
Average Annual Return [Line Items]
Average Annual Return, Percent		(19.74%)																	(17.39%)										(18.11%)
Without Sales Load [Member] | C000038846
Average Annual Return [Line Items]
Average Annual Return, Percent		(7.61%)																	(25.37%)										(22.57%)
Without Sales Load [Member] | C000018470
Average Annual Return [Line Items]
Average Annual Return, Percent		(20.94%)																	(27.16%)										(25.36%)
Without Sales Load [Member] | C000038866
Average Annual Return [Line Items]
Average Annual Return, Percent		(59.11%)																	(63.69%)										(55.29%)
Without Sales Load [Member] | C000038847
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.65%)																	(27.42%)										(23.81%)
Without Sales Load [Member] | C000038867
Average Annual Return [Line Items]
Average Annual Return, Percent		(29.98%)																	(39.13%)										(39.49%)
Without Sales Load [Member] | C000038869
Average Annual Return [Line Items]
Average Annual Return, Percent		(22.95%)																	(19.87%)										(22.76%)
Without Sales Load [Member] | C000245674
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.06%)						60.79%
Without Sales Load [Member] | C000245659
Average Annual Return [Line Items]
Average Annual Return, Percent		23.90%						86.41%
Without Sales Load [Member] | C000231184
Average Annual Return [Line Items]
Average Annual Return, Percent		44.55%												9.39%
Without Sales Load [Member] | C000231749
Average Annual Return [Line Items]
Average Annual Return, Percent		(36.74%)						19.97%
Without Sales Load [Member] | C000236586
Average Annual Return [Line Items]
Average Annual Return, Percent		(45.09%)								(53.35%)
Without Sales Load [Member] | C000245638
Average Annual Return [Line Items]
Average Annual Return, Percent		(4.33%)					(43.26%)
Without Sales Load [Member] | C000248851
Average Annual Return [Line Items]
Average Annual Return, Percent		50.86%			26.79%
Without Sales Load [Member] | C000248850
Average Annual Return [Line Items]
Average Annual Return, Percent			(78.30%)
Without Sales Load [Member] | C000248847
Average Annual Return [Line Items]
Average Annual Return, Percent		(80.05%)			(76.31%)
Without Sales Load [Member] | C000248848
Average Annual Return [Line Items]
Average Annual Return, Percent			(49.99%)
FactSet Big Data Refiners Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FactSet Big Data Refiners Index
Average Annual Return, Percent		34.69%													3.88%
Solactive-ProShares Bricks and Mortar Retail Store Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive-ProShares Bricks and Mortar Retail Store Index
Average Annual Return, Percent		1.44%																	17.04%				10.04%
Dow Jones Brookfield Global Infrastructure Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones Brookfield Global Infrastructure Composite Index
Average Annual Return, Percent		20.90%																	9.22%										5.30%
Nasdaq U.S. Large Cap Equities for Rising Rates Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq U.S. Large Cap Equities for Rising Rates Index
Average Annual Return, Percent		(0.98%)																	17.85%					7.53%
LPX Direct Listed Private Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		LPX Direct Listed Private Equity Index
Average Annual Return, Percent		5.01%																	12.42%										6.34%
Merrill Lynch Factor Model — Exchange Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Merrill Lynch Factor Model — Exchange Series
Average Annual Return, Percent		4.36%																	4.50%										3.30%
FTSE High Yield (Treasury Rate-Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE High Yield (Treasury Rate-Hedged) Index
Average Annual Return, Percent		7.75%																	8.43%										5.20%
FTSE 30-Year TIPS (Treasury Rate-Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 30-Year TIPS (Treasury Rate-Hedged) Index
Average Annual Return, Percent		(1.88%)																	6.56%										1.70%
FTSE Corporate Investment Grade (Treasury Rate-Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Corporate Investment Grade (Treasury Rate-Hedged) Index
Average Annual Return, Percent		5.92%																	6.92%										4.28%
Bloomberg Commodity Balanced WTI Crude Oil Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Balanced WTI Crude Oil Index
Average Annual Return, Percent		(17.37%)																	17.99%						6.47%
UBS 130/30 Large Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		UBS 130/30 Large Cap Index
Average Annual Return, Percent		14.59%																	16.10%										12.43%
ProShares Long Online/Short Stores Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ProShares Long Online/Short Stores Index
Average Annual Return, Percent		19.91%																	(6.10%)				3.10%
S&P Merger Arbitrage Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Merger Arbitrage Index
Average Annual Return, Percent		8.83%																	4.63%										3.31%
Solactive Metaverse Theme Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive Metaverse Theme Index
Average Annual Return, Percent		18.25%										7.53%
MSCI EAFE Dividend Masters Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Dividend Masters Index
Average Annual Return, Percent		14.08%																	6.06%										3.53%
MSCI Emerging Markets Dividend Masters Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Dividend Masters Index
Average Annual Return, Percent		6.30%																	3.63%							4.89%
MSCI Europe Dividend Masters Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Europe Dividend Masters Index
Average Annual Return, Percent		13.09%																	8.90%									5.69%
MSCI Global Transformational Changes Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Global Transformational Changes Index
Average Annual Return, Percent		17.88%																5.13%
Solactive Nanotechnology Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive Nanotechnology Index
Average Annual Return, Percent		(20.63%)											(0.10%)
Nasdaq-100 Dorsey Wright Momentum Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq-100 Dorsey Wright Momentum Index
Average Annual Return, Percent		1.84%														3.04%
Nasdaq-100 Daily Covered Call Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq-100 Daily Covered Call Index
Average Annual Return, Percent		10.59%		11.78%
FactSet On-Demand Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FactSet On-Demand Index
Average Annual Return, Percent		40.31%											0.13%
ProShares Online Retail Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ProShares Online Retail Index
Average Annual Return, Percent		20.07%																	1.28%			3.56%
FactSet Pet Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FactSet Pet Care Index
Average Annual Return, Percent		12.14%																	5.65%		7.17%
Russell 2000 Dividend Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Dividend Growth Index
Average Annual Return, Percent		4.63%																	8.47%										7.84%
Cboe Russell 2000 Daily Covered Call Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cboe Russell 2000 Daily Covered Call Index
Average Annual Return, Percent	(1.74%)
Russell 3000 Dividend Elite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Dividend Elite Index
Average Annual Return, Percent		4.39%																	8.49%	5.95%
S&P 500 Dividend Aristocrats Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Dividend Aristocrats Index
Average Annual Return, Percent		4.87%																	11.13%										9.84%
S&P 500 Ex-Energy Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Ex-Energy Index
Average Annual Return, Percent		14.45%																	15.76%								14.58%
S&P 500 Ex-Financials and Real Estate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Ex-Financials and Real Estate Index
Average Annual Return, Percent		11.85%																	15.72%								14.50%
S&P 500 Ex-Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Ex-Health Care Index
Average Annual Return, Percent		16.12%																	17.25%								14.96%
S&P 500 Ex-Information Technology Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Ex-Information Technology Index
Average Annual Return, Percent		13.05%																	13.53%								11.43%
S&P 500 Daily Covered Call Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Daily Covered Call Index
Average Annual Return, Percent		9.55%				14.21%
S&P Global Core Battery Metals Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global Core Battery Metals Index
Average Annual Return, Percent		(11.04%)							(12.33%)
S&P Kensho Cleantech Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Kensho Cleantech Index
Average Annual Return, Percent		(23.02%)													(17.81%)
S&P Kensho Smart Factories Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Kensho Smart Factories Index
Average Annual Return, Percent		4.54%													(0.15%)
S&P MidCap 400 Dividend Aristocrats Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400 Dividend Aristocrats Index
Average Annual Return, Percent		10.27%																	12.28%										10.01%
S&P Technology Dividend Aristocrats Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Technology Dividend Aristocrats Index
Average Annual Return, Percent		8.16%																	16.08%	14.58%
Solactive Smart Materials Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive Smart Materials Index
Average Annual Return, Percent		(13.28%)											(7.43%)
FactSet Supply Chain Logistics Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FactSet Supply Chain Logistics Index
Average Annual Return, Percent		(1.13%)									2.50%
ICE U.S. Treasury 7-10 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE U.S. Treasury 7-10 Year Bond Index
Average Annual Return, Percent		5.92%																	(2.72%)										0.92%
ICE U.S. Treasury 20+ Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE U.S. Treasury 20+ Year Bond Index
Average Annual Return, Percent		(0.56%)																	(9.55%)										(0.91%)
Dow Jones Industrial AverageSM Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones Industrial Average℠ Index
Average Annual Return, Percent		11.16%																	12.93%										11.33%
S&P Financial Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Financial Select Sector Index
Average Annual Return, Percent		24.33%																	19.15%										12.07%
FTSE China 50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE China 50 Index
Average Annual Return, Percent		38.31%																	1.30%										(0.07%)
Markit iBoxx® $ Liquid High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Markit iBoxx<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> $ Liquid High Yield Index
Average Annual Return, Percent		9.69%																	5.21%										4.53%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		2.17%																	12.92%										8.72%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		13.33%																	11.41%										5.97%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		13.04%																	7.07%										3.93%
Nasdaq-100® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.02%																	18.36%										17.94%
S&P Real Estate Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Real Estate Select Sector Index
Average Annual Return, Percent		13.74%																	7.46%										7.10%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		1.19%																	9.63%										6.63%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%										12.85%
S&P SmallCap 600® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		(1.75%)																	11.61%										7.69%
ICE U.S. Treasury 7-10 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE U.S. Treasury 7-10 Year Bond Index
Average Annual Return, Percent		5.92%																	(2.72%)										0.92%
ICE U.S. Treasury 20+ Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE U.S. Treasury 20+ Year Bond Index
Average Annual Return, Percent		(0.56%)																	(9.55%)										(0.91%)
S&P Communication Services Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Communication Services Select Sector Index
Average Annual Return, Percent		23.39%																	14.55%										13.67%
S&P Consumer Discretionary Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Consumer Discretionary Select Sector Index
Average Annual Return, Percent		22.88%																	12.48%										12.25%
S&P Consumer Staples Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Consumer Staples Select Sector Index
Average Annual Return, Percent		10.06%																	9.90%										8.40%
Dow Jones Industrial AverageSM Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones Industrial Average℠ Index
Average Annual Return, Percent		11.16%																	12.93%										11.33%
S&P Energy Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Energy Select Sector Index
Average Annual Return, Percent		(9.41%)																	21.05%										4.62%
S&P Financial Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Financial Select Sector Index
Average Annual Return, Percent		24.33%																	19.15%										12.07%
FTSE China 50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE China 50 Index
Average Annual Return, Percent		38.31%																	1.30%										(0.07%)
FTSE Developed Europe All Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Developed Europe All Cap Index
Average Annual Return, Percent		14.04%																	12.87%										6.50%
S&P Health Care Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Health Care Select Sector Index
Average Annual Return, Percent		(6.03%)																	6.97%										7.76%
Markit iBoxx® $ Liquid High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Markit iBoxx<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> $ Liquid High Yield Index
Average Annual Return, Percent		9.69%																	5.21%										4.53%
S&P Industrials Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Industrials Select Sector Index
Average Annual Return, Percent		17.54%																	18.06%										12.01%
S&P Materials Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Materials Select Sector Index
Average Annual Return, Percent		(3.72%)																	11.50%										7.72%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		2.17%																	12.92%										8.72%
MSCI Brazil 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Brazil 25/50 Index
Average Annual Return, Percent		(0.03%)																	8.56%										4.00%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		13.33%																	11.41%										5.97%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		13.04%																	7.07%										3.93%
MSCI Japan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Japan Index
Average Annual Return, Percent		11.17%																	8.38%										5.70%
Nasdaq Biotechnology® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq Biotechnology<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		(6.52%)																	0.06%										1.29%
ISE CTA Cloud Computing Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ISE CTA Cloud Computing Index
Average Annual Return, Percent		28.45%															4.37%
Nasdaq CTA Cybersecurity IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq CTA Cybersecurity Index℠
Average Annual Return, Percent		35.35%															12.31%
Nasdaq-100® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.02%																	18.36%										17.94%
S&P Real Estate Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Real Estate Select Sector Index
Average Annual Return, Percent		13.74%																	7.46%										7.10%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		1.19%																	9.63%										6.63%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%										12.85%
Dow Jones U.S. Semiconductors IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Semiconductors Index℠
Average Annual Return, Percent		13.59%																	35.87%										27.44%
S&P SmallCap 600® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		(1.75%)																	11.61%										7.69%
S&P Technology Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Technology Select Sector Index
Average Annual Return, Percent		10.84%																	19.86%										19.82%
S&P Utilities Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Utilities Select Sector Index
Average Annual Return, Percent		16.23%																	10.01%										9.94%
Dow Jones Industrial AverageSM Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones Industrial Average℠ Index
Average Annual Return, Percent		11.16%																	12.93%										11.33%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		2.17%																	12.92%										8.72%
Nasdaq-100® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.02%																	18.36%										17.94%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		1.19%																	9.63%										6.63%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%										12.85%
ICE U.S. Treasury 20+ Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE U.S. Treasury 20+ Year Bond Index
Average Annual Return, Percent		(0.56%)																	(9.55%)										(0.91%)
Dow Jones Industrial AverageSM Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones Industrial Average℠ Index
Average Annual Return, Percent		11.16%																	12.93%										11.33%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		2.17%																	12.92%										8.72%
Nasdaq-100® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.02%																	18.36%										17.94%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		1.19%																	9.63%										6.63%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%										12.85%
ICE U.S. Treasury 7-10 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE U.S. Treasury 7-10 Year Bond Index
Average Annual Return, Percent		5.92%																	(2.72%)										0.92%
ICE U.S. Treasury 20+ Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE U.S. Treasury 20+ Year Bond Index
Average Annual Return, Percent		(0.56%)																	(9.55%)										(0.91%)
S&P Consumer Discretionary Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Consumer Discretionary Select Sector Index
Average Annual Return, Percent		22.88%																	12.48%										12.25%
S&P Consumer Staples Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Consumer Staples Select Sector Index
Average Annual Return, Percent		10.06%																	9.90%										8.40%
Dow Jones Industrial AverageSM Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones Industrial Average℠ Index
Average Annual Return, Percent		11.16%																	12.93%										11.33%
S&P Energy Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Energy Select Sector Index
Average Annual Return, Percent		(9.41%)																	21.05%										4.62%
S&P Financial Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Financial Select Sector Index
Average Annual Return, Percent		24.33%																	19.15%										12.07%
FTSE China 50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE China 50 Index
Average Annual Return, Percent		38.31%																	1.30%										(0.07%)
FTSE Developed Europe All Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Developed Europe All Cap Index
Average Annual Return, Percent		14.04%																	12.87%										6.50%
S&P Health Care Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Health Care Select Sector Index
Average Annual Return, Percent		(6.03%)																	6.97%										7.76%
S&P Industrials Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Industrials Select Sector Index
Average Annual Return, Percent		17.54%																	18.06%										12.01%
S&P Materials Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Materials Select Sector Index
Average Annual Return, Percent		(3.72%)																	11.50%										7.72%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		2.17%																	12.92%										8.72%
MSCI Brazil 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Brazil 25/50 Index
Average Annual Return, Percent		(0.03%)																	8.56%										4.00%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		13.33%																	11.41%										5.97%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		13.04%																	7.07%										3.93%
MSCI Japan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Japan Index
Average Annual Return, Percent		11.17%																	8.38%										5.70%
Nasdaq Biotechnology® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq Biotechnology<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		(6.52%)																	0.06%										1.29%
Nasdaq-100® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.02%																	18.36%										17.94%
S&P Real Estate Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Real Estate Select Sector Index
Average Annual Return, Percent		13.74%																	7.46%										7.10%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		1.19%																	9.63%										6.63%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%										12.85%
Dow Jones U.S. Semiconductors IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Semiconductors Index℠
Average Annual Return, Percent		13.59%																	35.87%										27.44%
S&P SmallCap 600® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		(1.75%)																	11.61%										7.69%
S&P Utilities Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Utilities Select Sector Index
Average Annual Return, Percent		16.23%																	10.01%										9.94%
Bloomberg Bitcoin Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Bitcoin Index
Average Annual Return, Percent		54.64%						125.31%
Bloomberg Bitcoin Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Bitcoin Index
Average Annual Return, Percent		54.64%						125.31%
Bloomberg Bitcoin Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Bitcoin Index
Average Annual Return, Percent		54.64%												15.88%
Bloomberg Ethereum Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Ethereum Index
Average Annual Return, Percent		(31.90%)						29.84%
Bloomberg Galaxy Bitcoin Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Galaxy Bitcoin Index
Average Annual Return, Percent		54.64%								73.44%
Bloomberg Galaxy Ethereum Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Galaxy Ethereum Index
Average Annual Return, Percent		(31.90%)					23.43%
Bloomberg Bitcoin Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Bitcoin Index
Average Annual Return, Percent		54.64%			41.96%
Bloomberg Ethereum Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Ethereum Index
Average Annual Return, Percent			(32.07%)
Bloomberg Bitcoin Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Bitcoin Index
Average Annual Return, Percent		54.64%			41.96%
Bloomberg Ethereum Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Ethereum Index
Average Annual Return, Percent			(32.07%)
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
Average Annual Return, Percent		13.92%													9.16%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%				13.51%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
Average Annual Return, Percent		13.92%																	14.59%										10.44%
Nasdaq-100® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.02%																	18.36%					18.74%
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite Index
Average Annual Return, Percent		15.02%																	15.90%					15.93%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
Average Annual Return, Percent		13.92%																	14.59%										10.44%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%										12.85%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		5.46%																	(0.90%)										1.49%
ICE U.S. Treasury Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE U.S. Treasury Core Bond Index
Average Annual Return, Percent		5.03%																	(1.82%)										0.98%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		5.46%																	(0.90%)										1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		5.46%																	(0.90%)										1.49%
Bloomberg Commodity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Index
Average Annual Return, Percent		1.69%																	12.64%						4.25%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%						14.34%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%										12.85%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%				13.51%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
Average Annual Return, Percent		13.02%																	15.23%										12.12%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Average Annual Return, Percent		14.16%										11.53%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		13.33%																	11.41%										5.97%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		13.04%																	7.07%							7.84%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		13.33%																	11.41%									7.10%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
Average Annual Return, Percent		13.92%																12.46%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
Average Annual Return, Percent		13.92%											8.01%
Nasdaq-100® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.02%														13.51%
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite Index
Average Annual Return, Percent		15.02%														10.23%
Nasdaq-100® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.02%		16.18%
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite Index
Average Annual Return, Percent		15.02%		16.12%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
Average Annual Return, Percent		13.92%											8.01%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
Average Annual Return, Percent		13.92%																	14.59%			11.18%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
Average Annual Return, Percent		13.92%																	14.59%		12.37%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		13.12%																	15.33%										12.20%
Russell 2000 High Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 High Income ETF
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	7.97%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		13.12%																	15.33%	13.55%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%										12.85%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%								14.17%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%								14.17%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%								14.17%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%								14.17%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%				18.01%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
Average Annual Return, Percent		13.92%							18.20%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
Average Annual Return, Percent		13.02%													8.82%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
Average Annual Return, Percent		13.02%													8.82%
S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500 Index
Average Annual Return, Percent		12.49%																	15.67%										12.47%
S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500 Index
Average Annual Return, Percent		12.49%																	15.67%	13.76%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
Average Annual Return, Percent		13.92%											8.01%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
Average Annual Return, Percent		13.92%									10.41%
ICE U.S. Treasury Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE U.S. Treasury Core Bond Index
Average Annual Return, Percent		5.03%																	(1.82%)										0.98%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		5.46%																	(0.90%)										1.49%
Short 7-10 Year Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE U.S. Treasury 7-10 Year Bond Index
ICE U.S. Treasury Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE U.S. Treasury Core Bond Index
Average Annual Return, Percent		5.03%																	(1.82%)										0.98%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		5.46%																	(0.90%)										1.49%
Short 20+ Year Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE U.S. Treasury 20+ Year Bond Index
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%										12.85%
Short Dow30SM
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones Industrial Average℠
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%										12.85%
Short Financials
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Financial Select Sector Index
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
Average Annual Return, Percent		13.92%																	14.59%										10.44%
Short FTSE China 50
Average Annual Return [Line Items]
Line Graph and Table Measure Name		iShares<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> China Large-Cap ETF
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		5.46%																	(0.90%)										1.49%
Short High Yield
Average Annual Return [Line Items]
Line Graph and Table Measure Name		iShares<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> iBoxx $ High Yield Corporate Bond ETF
S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500 Index
Average Annual Return, Percent		12.49%																	15.67%										12.47%
Short MidCap400
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Short MSCI EAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name		iShares<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI EAFE ETF
Short MSCI Emerging Markets
Average Annual Return [Line Items]
Line Graph and Table Measure Name		iShares<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Emerging Markets ETF
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite Index
Average Annual Return, Percent		15.02%																	15.90%										15.26%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%										12.85%
Short Real Estate
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Real Estate Select Sector Index
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		13.12%																	15.33%										12.20%
Short Russell2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500 Index
Average Annual Return, Percent		12.49%																	15.67%										12.47%
Short SmallCap600
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
ICE U.S. Treasury Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE U.S. Treasury Core Bond Index
Average Annual Return, Percent		5.03%																	(1.82%)										0.98%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		5.46%																	(0.90%)										1.49%
Ultra 7-10 Year Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE U.S. Treasury 7-10 Year Bond Index
ICE U.S. Treasury Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE U.S. Treasury Core Bond Index
Average Annual Return, Percent		5.03%																	(1.82%)										0.98%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		5.46%																	(0.90%)										1.49%
Ultra 20+ Year Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE U.S. Treasury 20+ Year Bond Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
Average Annual Return, Percent		13.02%																	15.23%										12.12%
Ultra Communication Services
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Communication Services Select Sector Index
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%										12.85%
Ultra Consumer Discretionary
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Consumer Discretionary Select Sector Index
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%										12.85%
Ultra Consumer Staples
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Consumer Staples Select Sector Index
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%										12.85%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%										12.85%
Ultra Energy
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Energy Select Sector Index
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%										12.85%
Ultra Financials
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Financial Select Sector Index
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
Average Annual Return, Percent		13.92%																	14.59%										10.44%
Ultra FTSE China 50
Average Annual Return [Line Items]
Line Graph and Table Measure Name		iShares<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> China Large-Cap ETF
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
Average Annual Return, Percent		13.92%																	14.59%										10.44%
Ultra FTSE Europe
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Vanguard<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> FTSE Europe ETF Shares
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%										12.85%
Ultra Health Care
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Health Care Select Sector Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		5.46%																	(0.90%)										1.49%
Ultra High Yield
Average Annual Return [Line Items]
Line Graph and Table Measure Name		iShares<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> iBoxx $ High Yield Corporate Bond ETF
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%										12.85%
Ultra Industrials
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Industrials Select Sector Index
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%										12.85%
Ultra Materials
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Materials Select Sector Index
S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500 Index
Average Annual Return, Percent		12.49%																	15.67%										12.47%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		13.04%																	7.07%										3.93%
Ultra MSCI Brazil Capped
Average Annual Return [Line Items]
Line Graph and Table Measure Name		iShares<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Brazil Capped ETF
Ultra MSCI EAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name		iShares<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI EAFE ETF
Ultra MSCI Emerging Markets
Average Annual Return [Line Items]
Line Graph and Table Measure Name		iShares<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Emerging Markets ETF
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		13.33%																	11.41%										5.97%
Ultra MSCI Japan
Average Annual Return [Line Items]
Line Graph and Table Measure Name		iShares<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Japan ETF
Nasdaq-100® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.02%																	18.36%										17.94%
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite Index
Average Annual Return, Percent		15.02%																	15.90%										15.26%
Nasdaq-100® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.02%															12.94%
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite Index
Average Annual Return, Percent		15.02%															9.69%
Nasdaq-100® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.02%															12.94%
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite Index
Average Annual Return, Percent		15.02%															9.69%
Ultra Nasdaq Cybersecurity
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Nasdaq Cybersecurity ETF
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite Index
Average Annual Return, Percent		15.02%																	15.90%										15.26%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%										12.85%
Ultra Real Estate
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Real Estate Select Sector Index
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		13.12%																	15.33%										12.20%
Ultra Russell2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%										12.85%
Ultra Semiconductors
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Semiconductors℠ Index
S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500 Index
Average Annual Return, Percent		12.49%																	15.67%										12.47%
Ultra SmallCap600
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
Average Annual Return, Percent		13.02%																	15.23%										12.12%
Ultra Technology
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Technology Select Sector Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
Average Annual Return, Percent		13.02%																	15.23%										12.12%
Ultra Utilities
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Utilities Select Sector Index
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%										12.85%
UltraPro Dow30SM
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones Industrial Average℠
S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500 Index
Average Annual Return, Percent		12.49%																	15.67%										12.47%
UltraPro MidCap400
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite Index
Average Annual Return, Percent		15.02%																	15.90%										15.26%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		13.12%																	15.33%										12.20%
UltraPro Russell2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
ICE U.S. Treasury Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE U.S. Treasury Core Bond Index
Average Annual Return, Percent		5.03%																	(1.82%)										0.98%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		5.46%																	(0.90%)										1.49%
UltraPro Short 20+ Year Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE U.S. Treasury 20+ Year Bond Index
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%										12.85%
UltraPro Short Dow30SM
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones Industrial Average℠
S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500 Index
Average Annual Return, Percent		12.49%																	15.67%										12.47%
UltraPro Short MidCap400
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite Index
Average Annual Return, Percent		15.02%																	15.90%										15.26%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		13.12%																	15.33%										12.20%
UltraPro Short Russell2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
ICE U.S. Treasury Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE U.S. Treasury Core Bond Index
Average Annual Return, Percent		5.03%																	(1.82%)										0.98%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		5.46%																	(0.90%)										1.49%
UltraShort 7-10 Year Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE U.S. Treasury 7-10 Year Bond Index
ICE U.S. Treasury Core Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE U.S. Treasury Core Bond Index
Average Annual Return, Percent		5.03%																	(1.82%)										0.98%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		5.46%																	(0.90%)										1.49%
UltraShort 20+ Year Treasury
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE U.S. Treasury 20+ Year Bond Index
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%										12.85%
UltraShort Consumer Discretionary
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Consumer Discretionary Select Sector Index
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%										12.85%
UltraShort Consumer Staples
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Consumer Staples Select Sector Index
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%										12.85%
UltraShort Dow30SM
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones Industrial Average℠
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%										12.85%
UltraShort Energy
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Energy Select Sector Index
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%										12.85%
UltraShort Financials
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Financial Select Sector Index
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
Average Annual Return, Percent		13.92%																	14.59%										10.44%
UltraShort FTSE China 50
Average Annual Return [Line Items]
Line Graph and Table Measure Name		iShares<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> China Large-Cap ETF
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global 1200 Index
Average Annual Return, Percent		13.92%																	14.59%										10.44%
UltraShort FTSE Europe
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Vanguard<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> FTSE Europe ETF Shares
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%										12.85%
UltraShort Health Care
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Health Care Select Sector Index
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%										12.85%
UltraShort Industrials
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Industrials Select Sector Index
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%										12.85%
UltraShort Materials
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Materials Select Sector Index
S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500 Index
Average Annual Return, Percent		12.49%																	15.67%										12.47%
UltraShort MidCap400
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		13.04%																	7.07%										3.93%
UltraShort MSCI Brazil Capped
Average Annual Return [Line Items]
Line Graph and Table Measure Name		iShares<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Brazil Capped ETF
UltraShort MSCI EAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name		iShares<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI EAFE ETF
UltraShort MSCI Emerging Markets
Average Annual Return [Line Items]
Line Graph and Table Measure Name		iShares<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Emerging Markets ETF
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		13.33%																	11.41%										5.97%
UltraShort MSCI Japan
Average Annual Return [Line Items]
Line Graph and Table Measure Name		iShares<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI Japan ETF
Nasdaq-100® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq-100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.02%																	18.36%										17.94%
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite Index
Average Annual Return, Percent		15.02%																	15.90%										15.26%
UltraShort Nasdaq Biotechnology
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq Biotechnology Index<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq Composite Index
Average Annual Return, Percent		15.02%																	15.90%										15.26%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%										12.85%
UltraShort Real Estate
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Real Estate Select Sector Index
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		13.12%																	15.33%										12.20%
UltraShort Russell2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%																	15.93%										12.85%
S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500 Index
Average Annual Return, Percent		12.49%																	15.67%										12.47%
UltraShort SmallCap600
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
S&P Technology Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Technology Select Sector Index
Average Annual Return, Percent		10.84%																	19.86%										19.82%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
Average Annual Return, Percent		13.02%																	15.23%										12.12%
UltraShort Technology
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Technology Select Sector Index
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
Average Annual Return, Percent		13.02%																	15.23%										12.12%
UltraShort Utilities
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Utilities Select Sector Index
Bloomberg Ethereum Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Ethereum Index
Average Annual Return, Percent		(31.90%)						29.84%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%						22.89%
Bloomberg Ethereum Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Ethereum Index
Average Annual Return, Percent		(31.90%)						29.84%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%						22.89%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%												9.57%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%						22.89%
Bloomberg Bitcoin Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Bitcoin Index
Average Annual Return, Percent		54.64%								72.99%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%								16.54%
Bloomberg Ethereum Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Ethereum Index
Average Annual Return, Percent		(31.90%)					23.72%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%					25.20%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%			12.35%
Ultra Ether ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ultra Ether ETF
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			11.90%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		13.52%			12.35%
UltraShort Ether ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		UltraShort Ether ETF
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			11.90%